Exploration and Evaluation Assets, Net (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	$ 484
Write-downs	(41)	$ (69)
Ending Balance	575	484
E&E Asset
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	484	738
Acquisitions (Note 4)	174	7
Additions	87	65
Transfer to PP&E (Note 16)	(145)	(285)
Write-downs	(25)	(37)
Change in Decommissioning Liabilities		(5)
Exchange Rate Movements and Other	0	1
Ending Balance	575	484
Previously capitalized exploration and evaluation cost	4	$ 37
Oil Sands And Conventional
Disclosure Of Exploration And Evaluation Assets [Line Items]
Previously capitalized exploration and evaluation cost	$ 21